Debt and Capital Structure - Schedule Remaining Principal Amounts of Canadian Dollar Denominated Unsecured Notes (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 7,400		$ 5,900
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal	$ 7,385	$ 12,113	$ 5,898	$ 7,510
Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		2,750		0
3.55% due March 12, 2025 | Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 750		0
Long-term debt, interest rate	3.55%	3.55%
3.60% due March 10, 2027 | Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 750		0
Long-term debt, interest rate	3.60%	3.60%
3.50% due February 7, 2028 | Long-Term Debt | Canadian Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 1,250		$ 0
Long-term debt, interest rate	3.50%	3.50%